Debt - CCH Working Capital Facilitiy (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
CCH Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 350,000,000
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
CCH Working Capital Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
CCH Working Capital Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
CCH Working Capital Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
CCH Working Capital Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
CCH [Member] | CCH Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 350,000,000
CCH [Member] | CCH Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
CCH [Member] | CCH Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
CCH [Member] | CCH Working Capital Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%
CCH [Member] | CCH Working Capital Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
CCH [Member] | CCH Working Capital Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
CCH [Member] | CCH Working Capital Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
CCH [Member] | CCH Revolving Loans [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Unused Capacity, Commitment Fee Percentage Of Margin On Undrawn Commitment	40.00%
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty	3 days
CCH [Member] | CCH Letter of Credit [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%
CCH [Member] | CCH Letter of Credit [Member] | Drawn Portion [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
CCH [Member] | CCH LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	1 year
CCH [Member] | CCH Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days	4 days
CCH [Member] | CCH Swing Line Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	15 days
CCH [Member] | CCH Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal	$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days	5 days